VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—96.9%
Diversified—21.9%
Energy Transfer LP	207,831	$ 2,760
Enterprise Products Partners LP	31,642	810
Keyera Corp.	15,314	349
MPLX LP	33,859	1,183
ONEOK, Inc.	17,291	1,184
Pembina Pipeline Corp.	27,471	975
		7,261

Downstream/Other—11.2%
Chart Industries, Inc.(1)	5,127	687
Enviva, Inc.	22,331	1,015
Marathon Petroleum Corp.	7,817	1,005
Valero Energy Corp.	7,160	1,003
		3,710

Electric, LDC & Power—7.2%
Entergy Corp.	3,331	361
NextEra Energy Partners LP	8,520	625
Sempra Energy	6,251	1,002
Sunrun, Inc.(1)	14,500	381
		2,369

Gathering/Processing—26.2%
DCP Midstream LP	21,678	911
DT Midstream, Inc.	25,003	1,367
EnLink Midstream LLC	66,000	840
Equitrans Midstream Corp.	52,900	384
Hess Midstream LP Class A	54,311	1,677
Targa Resources Corp.	37,770	2,833
Western Midstream Partners LP	25,252	682
		8,694

Liquefied Natural Gas—13.9%
Cheniere Energy, Inc.	20,852	3,186
Golar LNG Ltd.(1)	22,960	538
New Fortress Energy, Inc. Class A	22,300	865
		4,589

	Shares	Value

Natural Gas Pipelines—5.5%
TC Energy Corp.	8,000	$ 345
Williams Cos., Inc. (The)	46,226	1,490
		1,835

Petroleum Transportation & Storage—11.0%
Enbridge, Inc.	14,509	594
Genesis Energy LP	37,000	418
Magellan Midstream Partners LP	20,014	1,069
Plains GP Holdings LP Class A	118,103	1,546
		3,627

Total Common Stocks & MLP Interests (Identified Cost $26,275)		32,085

Total Long-Term Investments—96.9% (Identified Cost $26,275)		32,085

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.227%)(2)	259,065	259
Total Short-Term Investment (Identified Cost $259)		259

TOTAL INVESTMENTS—97.7% (Identified Cost $26,534)		$32,344
Other assets and liabilities, net—2.3%		778
NET ASSETS—100.0%		$33,122

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	7
Bermuda	2
Total	100%
† % of total investments as of January 31, 2023.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	39%
Midstream MLP	24
MLP Affiliates & Other	18
Embedded General Partner	13
Pure Play General Partner	5
Cash & Other	1
Total	100%
† % of total investments as of January 31, 2023.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
($ reported in thousands)
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
Other MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and can include any MLP that is not Midstream.
The following table summarizes the value of the Fund’s investments as of January 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$32,085	$32,085
Money Market Mutual Fund	259	259
Total Investments	$32,344	$32,344
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at January 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at January 31, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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